Consolidated Balance Sheets	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents (including RMB 434,976,983 and RMB 5,896,700 (US$ 857,639) from consolidated trusts as of December 31, 2017 and 2018, respectively)	¥ 2,501,188,374	$ 363,782,761	¥ 6,832,306,121
Restricted cash	339,826,542	49,425,721	2,252,645,588
Short-term investments			300,000,000
Short-term loan principal and financing service fee receivables (net of allowance of RMB 519,254,006 and RMB 569,834,399 (US$ 82,878,976) as of December 31, 2017 and 2018, respectively; including RMB 5,582,178,034 and RMB 2,945,308,734 (US$ 428,377,388) from consolidated trusts as of December 31, 2017 and 2018, respectively)	8,417,821,413	1,224,321,345	8,758,544,694
Short-term finance lease receivables (net of allowance of RMB nil and RMB 10,135,319 (US$ 1,474,121) as of December 31, 2017 and 2018, respectively; including unearned revenue of RMB 604,504 and RMB 31,533,522 (US$ 4,586,361) as of December 31, 2017 and 2018, respectively)	508,646,618	73,979,582	8,508,487
Short-term contract asset	903,436,469	131,399,385
Short-term amounts due from related parties (including RMB 476,431,262 and RMB nil (US$ nil) from consolidated trusts as of December 31, 2017 and 2018, respectively)	2,071	301	551,214,823
Other current assets (net of allowance of RMB 11,822,819 and RMB 15,121,668 (US$ 2,199,355); including RMB 83,623,450 and RMB 49,594,689 (US$ 7,213,248) from consolidated trusts as of December 31, 2017 and 2018, respectively)	1,818,222,205	264,449,452	482,350,979
Total current assets	14,489,143,692	2,107,358,547	19,185,570,692
Non-current assets:
Long-term loan principal and financing service fee receivables (net of allowance of RMB nil and RMB 15,500,802 (US$ 2,254,498) as of December 31, 2017 and 2018, respectively; including RMB nil and RMB 51,541,094 (US$ 7,496,341) from consolidated trusts as of December 31, 2017 and 2018, respectively)	665,652,830	96,815,189
Long-term finance lease receivables (net of allowance of RMB nil and RMB 18,630,094(US$ 2,709,635) as of December 31, 2017 and 2018, respectively; including unearned revenue of RMB 6,006,018 and RMB 163,062,580 (US$ 23,716,469) as of December 31, 2017 and 2018, respectively)	649,242,797	94,428,448	17,899,825
Investment in equity method investee	33,199,265	4,828,633	44,518,544
Property and equipment, net	26,224,170	3,814,147	4,613,368
Intangible assets	7,263,548	1,056,439	5,907,842
Land use right	106,545,362	15,496,380
Long-term contract asset	15,596,885	2,268,473
Deferred tax assets	243,412,814	35,402,925	115,460,611
Other non-current assets	17,093,439	2,486,138	6,444,671
Total non-current assets	1,764,231,110	256,596,772	194,844,861
TOTAL ASSETS	16,253,374,802	2,363,955,319	19,380,415,553
Current liabilities:
Short-term borrowings and interest payables (including short-term borrowings of the consolidated VIEs without recourse to the Company of RMB 7,979,414,522 and RMB 2,896,543,571 (US$ 421,284,790) as of December 31, 2017 and 2018, respectively)	3,860,440,575	561,477,794	7,979,414,522
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB 292,946,084 and RMB 347,034,010 (US$ 50,474,003) as of December 31, 2017 and 2018, respectively)	507,486,437	73,810,841	315,692,795
Short-term amounts due to related parties (including short-term amounts due to related parties of the consolidated VIEs without recourse to the Company of RMB 815,262,682 and RMB 1,362,740,153 (US$ 198,202,335) as of December 31, 2017 and 2018, respectively)			719,563,038
Guarantee liabilities (including guarantee liabilities of the consolidated VIEs without recourse to the Company of RMB 46,981,325 and RMB 197,387,970 (US$ 28,708,890) as of December 31, 2017 and 2018, respectively)	302,604,578	44,012,010	46,981,325
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB 268,797,914 and RMB 241,992,558 (US$ 35,196,358) as of December 31, 2017 and 2018, respectively)	348,829,956	50,735,213	268,373,167
Total current liabilities	5,019,361,546	730,035,858	9,330,024,847
Non-current liabilities:
Long-term borrowings and interest payables (including long-term borrowings of the consolidated VIEs without recourse to the Company RMB 510,023,905 and RMB 413,400,000 (US$ 60,126,536) as of December 31, 2017 and 2018, respectively)	413,400,000	60,126,536	510,023,905
Total non-current liabilities	413,400,000	60,126,536	510,023,905
Total liabilities	5,432,761,546	790,162,394	9,840,048,752
Commitments and contingencies
Shareholders’ equity:
Treasury shares	(362,130,324)	(52,669,671)	(421,164,802)
Additional paid-in capital	6,160,445,929	895,999,699	7,571,703,230
Accumulated other comprehensive loss	(44,858,239)	(6,524,361)	(77,947,461)
Retained earnings	5,066,950,612	736,957,401	2,467,554,858
Total shareholders’ equity	10,820,613,256	1,573,792,925	9,540,366,801
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	16,253,374,802	2,363,955,319	19,380,415,553
Class A Voting Ordinary Shares [Member]
Shareholders’ equity:
Common stock	161,442	23,481	177,140
Class B Voting Ordinary Shares [Member]
Shareholders’ equity:
Common stock	¥ 43,836	$ 6,376	¥ 43,836